Income Tax Expense - Summary of Income Tax Charged to Profit or Loss (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Income tax	¥ 1,220	¥ 1,962	¥ 1,396
Deferred taxation	(294)	(162)	146
Income tax expense	¥ 926	¥ 1,800	¥ 1,542